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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [__]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_]is a restatement.
                                             [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Investor AB
Address:    Arsenalsgatan 8C, S-103, 32
            Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Borje Ekholm                    Mr. Michael Oporto
Title:      Attorney-in-Fact                    Attorney-in-Fact
Phone:      (212) 515-9000                      (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Borje Ekholm          New York, New York                     May 15, 2002
----------------           ---------------------                  ------------
(Signature)                City, State)                           Date)


/s/  Michael Oporto         New York, New York                    May 15, 2002
-------------------         --------------------                  ------------
(Signature)                 (City, State)                         (Date)



Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     4
                                                                     ----
Form 13F Information Table Entry Total:                                9
                                                                     ----
Form 13F Information Table Value Total:                            $120,474
                                                                    -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.             Form 13F File Number            Name
---             --------------------            ----
1.              Not Known                       Investor Trading AB
2.              Not Known                       Investor Growth Capital Limited
3.              Not Known                       Investor Group, LP
4.              Not Known                       Duba AB



                                                             Investor AB
                                                              Form 13F
                                                    Quarter ended March 31, 2002

---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------------------------------------
                       Title              Value    Shares/    Sh/   Put/ Invstmt  Other
Name of Issuer         of     CUSIP      (x$10.00) Prn Amt    Prn   Call Dscretn  Managers                Voting Authority
                       Class
                                                                                             Sole        Shared     None
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
AMKOR TECHNOLOGY INC   COM    031652100   22,310   1,000,000  SH         Defined    2       1,000,000
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
AXCAN PHARMA INC       COM    054923107   42,033   3,333,334  SH         Defined  2, 3      3,333,334
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
EDISON SCHOOLS INC     CL A   281033100    5,883     423,220  SH         Defined  3, 4        423,220
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
ESPERION THERAPEUTICS  COM    29664R106    1,768     290,324  SH         Sole                 290,324
INC
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
INTRABIOTICS           COM    46116T100   10,938   3,125,000  SH         Defined  2, 3      3,125,000
PHARMACEUTICALS
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
INTUITIVE SURGICAL     COM    46120E107   23,778   2,529,545  SH         Defined  2, 3      2,529,545
INC
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
MEDTRONIC INC          COM    585055106   11,791     260,810  SH         Defined  2, 3        260,810
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
MERCK & CO INC         COM    589331107      979      17,000  SH         Defined    1          17,000
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
PFIZER INC             COM    717081103      994      25,000  SH         Defined    1          25,000
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------
---------------------  -----  ---------  -------   ---------  ----  ---- -------  --------  ----------- ----------- -------------

REPORT SUMMARY         9 DATA RECORDS    120,474         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
---------------------  ----------------  -------   --------- --------------------------------------------

